Material Accounting Policy Information (Details)	Sep. 30, 2025
Material accounting policy information [Line Items]
Ownership percentage reclassified to investment in associate	44.68%
Neuronomics AG [Member]
Material accounting policy information [Line Items]
Ownership percentage	52.50%
Valour Digital Securities Limited [Member]
Material accounting policy information [Line Items]
Ownership percentage	0.00%